SHARE-BASED PAYMENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
19.	SHARE-BASED PAYMENTS
In July 2021, the Board of Directors of Bitdeer approved the adoption of the 2021 Share Incentive Plan (the “2021 Plan”). Bitdeer granted a total of 1,097,852,000 share awards in two batches in August and November 2021 in the year ended December 31, 2021, a total of 139,690,400 share awards in four batches in January, April, July and October 2022 in the year ended December 31, 2022, and a total of 46,805,600 share awards in two batches in January and April 2023, to the designated recipients under the 2021 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at an exercise price of US$0.03 per share. The majority of the share awards vest from two to seven years and certain share awards vest immediately upon issuance. The recipient shall continue to provide services to the Group by each vesting date. All share awards granted expire on July 20, 2031.
In March 2023, the Board of Directors of BTG approved the 2023 Share Incentive Plan (the “2023 Plan”), which was effective upon the completion of the Business Combination on April 13, 2023. The share awards granted under 2021 Plan of Bitdeer were assumed by BTG and converted into the share awards under 2023 Incentive Plan at an exchange ratio of approximately 0.00858 with rounded down to the nearest whole share. Also see Note 1. In April 2023, the Group modified the expiration date of all outstanding share awards to be the tenth anniversary from the date of grant. The modification had no impact to the overall financial presentation.
For retrospective presentation, the number of Bitdeer's share awards have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.
	Period ended June 30, 2022
	Number of options (’000)	Average exercise price per share award (US$)	Average fair value per share award (US$)
As at January 1, 2022	9,419	3.50	26.16
Granted during the period	1,059	3.50	19.77
Forfeited	(125)	3.50	25.73
As at June 30, 2022	10,353	3.50	25.52
Vested and exercisable at June 30, 2022	3,395	3.50	25.52

	Period ended June 30, 2023
	Number of options (’000)	Average exercise price per share award (US$)	Average fair value per share award (US$)
As at January 1, 2023	10,398	3.50	25.27
Granted during the period	401	3.50	4.72
Forfeited	(130)	3.50	19.85
As at June 30, 2023	10,669	3.50	24.57
Vested and exercisable at June 30, 2023	5,293	3.50	24.57
The expense recognized for share awards during the six months ended June 30, 2022 and 2023 was approximately US$54.4 million and US$21.8 million. The breakdown is as follows:

	Period ended June 30,
In thousands of USD	2022	2023
Cost of revenue	5,812	2,576
General and administrative expenses	29,256	11,299
Research and development expenses	14,906	6,107
Selling expenses	4,451	1,865
Total	54,425	21,847
The fair value of the share awards is estimated at the grant date using the binomial model with the assistance of an independent valuation specialist. The following table provides the inputs to the model used for determining the value of the grant for the six months ended June 30, 2022 and 2023:

	At August 1, 2021	At November 1, 2021
Dividend yield (%)	—	—
Expected volatility (%)	130.19%	130.23%
Risk-free interest rate (%)	1.24%	1.57%
Exercise multiple	2.20-2.80	2.20

	At January 1, 2022	At April 1, 2022	At July 1, 2022	At October 1, 2022
Dividend yield (%)	—	—	—	—
Expected volatility (%)	128%	123%	120%	121%
Risk-free interest rate (%)	1.618%	2.415%	2.893%	3.886%
Exercise multiple	2.20-2.80	2.20	2.20	2.20
	At January 1, 2023	At April 1, 2023
Dividend yield (%)	—	—
Expected volatility (%)	121%	124%
Risk-free interest rate (%)	4.152%	4.167%
Exercise multiple	2.20-2.80	2.20
The above inputs for the binomial model have been determined based on the following:
•
Dividend return is estimated by reference to the Group’s plan to distribute dividends in the near future. Currently, this is estimated to be zero as the Group plans to retain all profit for corporate expansion;

•	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies to the Group;
•	Risk-free interest rate is based on the yield to maturity of U.S. treasury bills denominated in US$ at the option valuation date;
•	Exercise multiple is based on empirical research on typical share award exercise behavior.

17.	SHARE-BASED PAYMENTS
In July 2021, the Board of Directors of the Group approved the adoption of the 2021 Share Incentive Plan (the “2021 Plan”). The Group granted a total of 1,097,852,000 share awards in two batches in August and November 2021 in the year ended December 31, 2021, and a total of 139,690,400 share awards in four batches in January, April, July and October 2022 in the year ended December 31, 2022, to the designated recipients under the 2021 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at an exercise price of US$0.03 per share. The majority of the share awards vest in two to seven years and certain share awards vest immediately upon issuance. The recipient shall continue to provide services to the Group by each vesting date. All share awards granted in 2021 and 2022 expire on July 20, 2031.
The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards:
	Number of options (’000)	Average exercise price per share option (US$)	Average fair value per share option (US$)
As at January 1, 2021	—	—	—
Granted during the year	1,097,852	0.03	0.23
As at December 31, 2021	1,097,852	0.03	0.23
	Number of options (’000)	Average exercise price per share option (US$)	Average fair value per share option (US$)
Granted during the year	139,690	0.03	0.16
Forfeited	(25,597)	0.03	0.22
As at December 31, 2022	1,211,945	0.03	0.22
Vested and exercisable at December 31, 2022	417,767	0.03	0.22
The expense recognized for share awards during the year ended December 31, 2021 and 2022 was approximately US$88.4 million and US$90.6 million. The breakdown is as follows:

	Year ended December 31,
In thousands of USD	2021	2022
Cost of revenue	10,424	10,050
General and administrative expenses	54,458	48,850
Research and development expenses	18,246	24,258
Selling expenses	5,227	7,490
Total	88,355	90,648
The fair value of the share awards is estimated at the grant date using the binomial model with the assistance of an independent valuation specialist. The following table provides the inputs to the model used for determining the value of the grant for the years ended December 31, 2021 and 2022:

	At August 1, 2021	At November 1, 2021
Dividend yield (%)	—	—
Expected volatility (%)	130.19%	130.23%
Risk-free interest rate (%)	1.24%	1.57%
Exercise multiple	2.20-2.80	2.20

	At January 1, 2022	At April 1, 2022	At July 1, 2022	At October 1, 2022
Dividend yield (%)	—	—	—	—
Expected volatility (%)	128%	123%	120%	121%
Risk-free interest rate (%)	1.618%	2.415%	2.893%	3.886%
Exercise multiple	2.20-2.80	2.20	2.20	2.20
The above inputs for the binomial model have been determined based on the following:
•
Dividend return is estimated by reference to the Group’s plan to distribute dividends in the near future. Currently, this is estimated to be zero as the Group plans to retain all profit for corporate expansion;

•	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies to the Group;
•	Risk-free interest rate is based on the yield to maturity of U.S. treasury bills denominated in US$ at the option valuation date;
•	Exercise multiple is based on empirical research on typical share award exercise behavior.